Expense Example {- Health Care Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Health Care Portfolio - VIP Health Care Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894